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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2008

                 (Please read instructions before preparing form.)

If amended report check here:  [_]

Rex Capital Advisors, LLC
Name of Institutional Investment Manager

50 Park Row West, Suite 113                 Providence        RI      02903
Business Address              (Street)        (City)       (State)    (Zip)

Arthur Duffy   (401)  383 - 5370      Member
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
  Intentional misstatements or ommissions of facts constitute Federal Criminal
                                  Violations.
                  See 18 U.S.C.  1001 and 15 U.S.C.  78ff (a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Providence and State of Rhode Island on the 11th day of February, 2009.

                               Rex Capital Advisors, LLC
                               (Name of Institutional Investment Manager


                               ----------------------------------------
                               (Manual Signature of Person Duly Authorized
                               to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13f File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                          13 F File No.:
1.
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2.
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3.
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4.
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5.
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6.
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7.
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8.
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9.
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10.
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*     Refers to manager number on attached detail in Item 7.






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AS OF DECEMBER 31, 2008        FORM 13F      SEC FILE REX CAPITAL ADVISORS, LLC

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

                                                                                                                     ITEM 8:
                                                                             ITEM 5:       ITEM 6:              VOTING AUTHORITY
                                                  ITEM 3:       ITEM 4:     SHARES OR    INVESTMENT           --------------------
ITEM 1:                         ITEM 2:           CUSIP       FAIR MARKET   PRINCIPAL    DISCRETION   ITEM 7:   (A)    (B)    (C)
NAME OF ISSUER               TITLE OF CLASS       NUMBER         VALUE       AMOUNT    (A)  (B)  (C) MANAGERS  SOLE  SHARED  NONE
-----------------------     -----------------    ---------    -----------   ---------  ---  ---  --- --------  ----  ------ ------
AT&T  INC                   COMMON STOCK         00206r102        244,131       8,566           XX                          8,566

CRYSTALLEX INTL             COMMON STOCK         22942F101          2,391      14,065           XX                         14,065

OREZONE RES INC             COMMON STOCK         685921108          7,312      15,895           XX                         15,895

PHILIP MORRIS INTERNAT      COMMON STOCK         718172109        207,064       4,759           XX                          4,447
                                                                                      XX                                      312

WAL MART STORES INC         COMMON STOCK         931142103        206,637       3,686           XX                          3,686

WALT DISNEY COMPANY (THE)   COMMON STOCK         254687106        201,147       8,865           XX                          8,865

ISHARES RUSSELL 1000 VALUE  ETF                  464287598        241,944       4,886 XX                                    4,886

ISHARES S&P 500 VALUE       ETF                  464287408      1,890,841      41,851 XX                                   41,851

ISHARES RUSSELL 2000 VALUE  ETF                  464287630        358,274       7,286 XX                                    7,286

ISHARES TR RUSSELL 2000     ETF                  464287655      1,275,071      25,895 XX                                   25,895

ISHARES RUSSELL 2000 GR     ETF                  464287648        320,571       6,303 XX                                    6,303

VANGUARD EUROPE PACIFIC     ETF                  921943858        394,195      14,350 XX                                   14,350

ISHARES MSCI EAFE           ETF                  464287465      2,534,020      56,487 XX                                   56,487

ISHARES S&P 500 GROWTH      ETF                  464287309        676,382      15,054 XX                                   15,054

STANDARD&POORS DEP RCPT     ETF                  78462f103      4,440,866      49,212 XX                                   49,212

ISHARES RUSSELL 1000        ETF                  464287622        604,180      12,363 XX                                   12,363

MIDCAP SPDR TR SER 1        ETF                  595635103        386,426       3,977 XX                                    3,977

VANGUARD TOTAL STK MKT      ETF                  922908769      1,252,419      27,993 XX                                   27,993

AGGREGATE TOTAL                                                15,243,871